Average Annual Total Returns - Class K - BlackRock Low Duration Bond Portfolio	Jan. 28, 2021
ICE BofA 1-3 Year US Corporate & Government Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	3.34%
5 Years	2.23%
10 Years	1.63%
Class K Shares
Average Annual Return:
1 Year	3.52%
5 Years	2.67%
10 Years	2.47%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	2.63%
5 Years	1.73%
10 Years	1.52%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.07%
5 Years	1.63%
10 Years	1.49%